UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================





                                FMC SELECT FUND











                               SEMI-ANNUAL REPORT
                                 April 30, 2007











ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGERS' DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 9.06% for the six months ended April 30, 2007. The Fund outperformed the 7.40% total return of its benchmark, which is an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities. The Fund also outperformed the 7.59% total return of its peer group, the Lipper Mixed-Asset Target Fund Universe. As of April 30, 2007, 85% of the Fund's assets were invested in equities, within the targeted equity allocation of 75-85%. The remaining assets were in medium term, fixed income instruments and cash equivalents.

For a longer view, from inception 12 years ago (May 8, 1995) through April 30, 2007 the Fund had a total return of 361.6% (13.6% annualized) vs. 217.8% (10.1% annualized) for our benchmark and 183.3% (8.9% annualized) for our peer group, the Lipper Mixed-Asset Target Fund Universe*.

The Fund's Board of Trustees recently approved a modification of the Fund's investment strategy allowing us to invest up to 100% of the Fund's net assets in equity securities. This modifies the previous investment strategy of investing 75-85% of the Fund's net assets in equity securities with the remainder in fixed income securities, cash and cash equivalents. We believe that over the long term, this modification of the Fund's investment strategy will benefit the shareholders. We expect to implement the change on or about July 1, 2007. A Supplement to the Fund's Prospectus which describes the change in more detail has been sent to you under separate cover.

We seek to invest the portfolio in high quality businesses that have high barriers to entry. These businesses are less euphemistically described as monopolies or oligopolies. The oligopolistic nature of our portfolio holdings is often confirmed by the prolonged antitrust reviews they undergo from the U.S. Department of Justice (DOJ) when engaging in mergers or acquisitions. (In our experience, lack of interest on the part of the DOJ in investigating a merger is often an excellent indicator that the acquirer may be squandering its capital.) We make these investments as value investors, examining many measurements to determine the value of these businesses. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year U.S. Treasury. As of April 30, 2007, the equity portion of the Fund's portfolio had an earnings yield of 5.0%, almost matching the 5.4% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was above the 4.8% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 61% over the next five years, which would increase the earnings yield at that time to 8.1% based on current prices*.

* The Lipper Mixed-Asset Target Fund Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

--------------------------------------------------------------------------------
                                     FMC SELECT FUND     S&P INDUSTRIALS INDEX
                                     ---------------     ---------------------
QUALITY
-------
Return-on-Equity (ROE) [1]                 23%                    18%
Period Needed to Retire
  Debt from Free Cash Flow [2]           2 Years                5 Years
Estimated Annual EPS Growth
  for 2007-2012                            10%                     8%

VALUATION
---------
2007 Estimated Price/Earnings             17.2X                  16.4X
--------------------------------------------------------------------------------
[1] ROE is based on net income for the trailing four quarters ended 3/31/07 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P, it is anticipated that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/ Bernard Groveman                 /s/ William McElroy
--------------------                 -------------------
Bernard Groveman                     William McElroy
Equity Manager                       Fixed Income Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGERS AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMC SELECT FUND
         VERSUS THE S&P 500 COMPOSITE INDEX,THE MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX, AND AN 80/20 BLEND OF THE REFERENCED S&P AND
                                MERRILL INDICES.
--------------------------------------------------------------------------------
                                 TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                  Annualized   Annualized   Annualized
       Six-Month    One Year       3 Year       5 Year       10 Year
        Return       Return        Return       Return       Return
--------------------------------------------------------------------------------
        9.06%        12.75%         8.63%        7.44%       11.83%
--------------------------------------------------------------------------------

                                   80/20 BLEND OF THE S&P 500 &
              FMC SELECT FUND         MERRILL LYNCH INDICES
   10/31/96      $10,000                    $10,000
   10/31/97       13,051                     12,704
   10/30/98       14,331                     15,218
   10/31/99       16,937                     18,330
   10/31/00       18,951                     19,496
   10/31/01       20,340                     15,987
   10/31/02       20,586                     14,254
   10/31/03       24,042                     16,782
   10/31/04       26,095                     18,192
   10/31/05       27,739                     19,478
   10/31/06       30,882                     22,194
   4/30/07        33,680                     23,836


                                S&P 500 COMPOSITE     MERRILL 1-10 YEAR CORP.
              FMC SELECT FUND        INDEX (2)       /GOVERNMENT BOND INDEX (3)
   10/31/96      $10,000             $10,000                $10,000
   10/31/97       13,051              13,211                 10,761
   10/30/98       14,331              16,116                 11,750
   10/31/99       16,937              20,253                 11,857
   10/31/00       18,951              21,487                 12,630
   10/31/01       20,340              16,136                 14,428
   10/31/02       20,586              13,698                 15,285
   10/31/03       24,042              16,547                 16,077
   10/31/04       26,095              18,106                 16,756
   10/31/05       27,739              19,685                 16,816
   10/31/06       30,882              22,902                 17,600
   4/30/07        33,680              24,871                 18,059

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Funds' performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Funds' returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).
(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.
(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.


                            PORTFOLIO COMPOSITION(4)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Retail                                              10.2%
Media                                               10.0%
Health Care                                          9.9%
Miscellaneous Consumer                               9.8%
Miscellaneous                                        9.5%
Energy                                               8.2%
Corporate Obligations                                8.0%
Financial Services                                   7.5%
Services                                             5.0%
Banks                                                4.2%
Technology                                           3.8%
Electronics Manufacturing                            3.6%
Health Care Services                                 2.5%
Food                                                 1.9%
U.S. Government Backed Mortgage Obligations          1.5%
Residential Mortgage Obligations                     1.2%
Equipment Trust Obligations                          1.1%
U.S. Treasury Obligations                            0.6%
Commercial Mortgage Obligations                      0.4%
Foreign Common Stock                                 0.3%
Utilities                                            0.3%
Other Asset-Backed Obligations                       0.2%
U.S. Government Agency Obligations                   0.2%
Cash Equivalent                                      0.1%


(4) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                         FMC SELECT FUND

April 30, 2007                                                       (Unaudited)


                                                                        Value
                                                         Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK (84.9%)
BANKS (4.1%)
   First Horizon National ...........................    145,800      $  5,717
   Great Lakes Bancorp* .............................     94,900         1,266
   TF Financial .....................................     32,000           965
   US Bancorp .......................................     65,000         2,233
   Washington Mutual ................................     62,896         2,640
                                                                      --------
                                                                        12,821
                                                                      --------
ELECTRONICS MANUFACTURING (3.5%)
   General Electric .................................    298,900        11,017
                                                                       -------
ENERGY (8.2%)
   ENSCO International ..............................    140,000         7,893
   Mariner Energy* ..................................    314,400         7,090
   Nabors Industries Ltd.* ..........................    243,600         7,824
   PetroChina (1) ...................................  2,522,000         2,873
                                                                       -------
                                                                        25,680
                                                                       -------
FINANCIAL SERVICES (7.3%)
   Capital One Financial ............................     78,473         5,827
   Leucadia National ................................    262,410         7,909
   Marsh & McLennan .................................     60,100         1,909
   Phoenix ..........................................    225,800         3,365
   Western Union* ...................................    189,850         3,996
                                                                      --------
                                                                        23,006
                                                                      --------
FOOD (1.9%)
   Nestle ADR .......................................     60,000         5,964
                                                                      --------
HEALTH CARE (9.6%)
   Abbott Laboratories ..............................    104,100         5,894
   Amgen* ...........................................    121,480         7,792
   Baxter International .............................    180,400        10,216
   Boston Scientific* ...............................    150,700         2,327
   Community Health Systems* ........................     85,000         3,128
   Teva Pharmaceutical Industries ADR* ..............     28,000         1,073
                                                                      --------
                                                                        30,430
                                                                      --------
HEALTH CARE SERVICES (2.5%)
   IMS Health .......................................     39,426         1,156
   UnitedHealth Group ...............................    126,004         6,686
                                                                      --------
                                                                         7,842
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                         FMC SELECT FUND
April 30, 2007                                                       (Unaudited)


                                                                        Value
                                                         Shares         (000)
--------------------------------------------------------------------------------

MEDIA (9.8%)
   Discovery Holding* ...............................    562,838      $ 12,242
   Gannett ..........................................     55,400         3,161
   Harte-Hanks ......................................    286,450         7,476
   Liberty Global, Cl A* ............................     34,122         1,225
   Liberty Global, Ser C* ...........................     93,591         3,127
   Liberty Media Capital, Ser A* ....................     14,583         1,647
   Liberty Media Interactive, Cl A* .................     72,918         1,825
                                                                      --------
                                                                        30,703
                                                                      --------
MISCELLANEOUS (9.3%)
   3M ...............................................    108,800         9,006
   Berkshire Hathaway, Cl A* ........................         41         4,477
   Berkshire Hathaway, Cl B* ........................      1,631         5,917
   Omnicom Group ....................................     93,420         9,782
                                                                      --------
                                                                        29,182
                                                                      --------
MISCELLANEOUS CONSUMER (9.6%)
   Dorel Industries, Cl B ...........................    199,800         6,503
   Kimberly-Clark ...................................     93,600         6,662
   Reckitt Benckiser(1) .............................    310,800        17,099
                                                                      --------
                                                                        30,264
                                                                      --------
RETAIL (10.2%)
   Autozone* ........................................     65,300         8,687
   CVS/Caremark .....................................    325,900        11,811
   Dollar General ...................................    146,693         3,132
   Lowe's ...........................................    267,200         8,166
                                                                      --------
                                                                        31,796
                                                                      --------
SERVICES (4.9%)
   Ryder System .....................................    219,700        11,565
   US Cellular* .....................................     53,900         3,908
                                                                      --------
                                                                        15,473
                                                                      --------
TECHNOLOGY (3.7%)
   Amdocs* ..........................................    237,500         8,728
   First Data .......................................     89,350         2,895
                                                                      --------
                                                                        11,623
                                                                      --------
UTILITIES (0.3%)

   Florida Public Utilities .........................     60,499           774
                                                                      --------
TOTAL COMMON STOCK
  (Cost $171,293) ...................................                  266,575
                                                                      --------


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                         FMC SELECT FUND

April 30, 2007                                                       (Unaudited)

                                                         Face
                                                         Amount       Value
                                                         (000)        (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (7.9%)
   Ameritech Capital Funding
     9.100%, 06/01/16 ...............................     $  647      $    740
   Archstone-Smith Trust
     7.250%, 08/15/09 ...............................        187           190
     6.875%, 02/15/08 ...............................        102           102
   Avon Products
     4.200%, 07/15/18 ...............................      1,000           888
   Bank of America MTN
     6.800%, 02/15/11 ...............................      1,700         1,790
   Barclays Bank MTN
     5.000%, 12/18/15 ...............................        500           494
   Bemis
     4.875%, 04/01/12 ...............................      1,000           981
   Black & Decker
     4.750%, 11/01/14 ...............................        955           885
   Blyth
     7.900%, 10/01/09 ...............................        100           103
     5.500%, 11/01/13 ...............................        950           831
   E.W. Scripps
     6.625%, 10/15/07 ...............................        560           561
   First Data
     4.950%, 06/15/15 ...............................      1,000           987
   General Electric Capital MTN
     5.000%, 12/15/12 ...............................        450           439
     4.450%, 11/15/14 ...............................      1,000           932
   General Motors, Ser 91-A2
     8.950%, 07/02/09 ...............................        139           140
   HRPT Properties Trust
     6.500%, 01/15/13 ...............................        500           523
   Hudson United Bank
     3.500%, 05/13/08 ...............................        270           265
   IDEX
     6.875%, 02/15/08 ...............................      1,185         1,196
   Ingersoll-Rand Ltd.
     6.391%, 11/15/27 ...............................        595           644
   Leggett & Platt
     4.650%, 11/15/14 ...............................      1,000           957
   Lubrizol
     5.875%, 12/01/08 ...............................        245           247
   Mohawk Industries, Ser D
     7.200%, 04/15/12 ...............................      1,400         1,483
   Procter & Gamble - ESOP, Ser A
     9.360%, 01/01/21 ...............................      1,550         1,934
   Ryder System
     4.625%, 04/01/10 ...............................      1,000           980
   Ryder System MTN
     5.950%, 05/02/11 ...............................        775           790

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                         FMC SELECT FUND

April 30, 2007                                                       (Unaudited)

                                                         Face
                                                         Amount       Value
                                                         (000)        (000)
--------------------------------------------------------------------------------
   Thermo Electron
     7.625%, 10/30/08 ...............................     $  500      $    515
   UST
     7.250%, 06/01/09 ...............................        500           520
     6.625%, 07/15/12 ...............................      1,000         1,059
   Wal-Mart Stores, Ser 94-B3
     8.800%, 12/30/14 ...............................        500           597
   Wal-Mart Stores, Ser A-2
     8.850%, 01/02/15 ...............................      1,000         1,159
   Weingarten Realty Investors MTN, Ser A
     6.107%, 07/15/13 ...............................        700           729
   Whirlpool
     7.750%, 07/15/16 ...............................      1,000         1,101
                                                                      --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $25,091)....................................                   24,762
                                                                      --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (1.4%)
   Federal Home Loan Mortgage Corporation,
     Ser 2899, Cl HB
     4.000%, 12/15/19 ...............................      1,000           896
   Federal Home Loan Mortgage Corporation,
     Ser 3087, Cl VB
     5.500%, 08/15/18 ...............................        368           368
   Federal National Mortgage Association
     5.500%, 01/01/09 ...............................         27            27
     4.480%, 07/01/13 ...............................      1,183         1,163
   Federal National Mortgage Association,
     Ser 120, Cl JB
     4.000%, 03/25/19 ...............................        529           512
   Federal National Mortgage Association,
     Ser 14, Cl AT
     4.000%, 03/25/33 ...............................         83            80
   Federal National Mortgage Association,
     Ser 15, Cl CB
     5.000%, 03/25/18 ...............................        180           176
   Government National Mortgage Association,
     Ser 11, Cl QA
     3.600%, 01/20/29 ...............................          6             6
   Government National Mortgage Association,
     Ser 58, Cl VA
     5.500%, 10/16/13 ...............................        113           114
   Government National Mortgage Association,
     Ser 85, Cl TW
     5.500%, 07/20/20 ...............................        200           196
   Government National Mortgage Association,
     Ser 98, Cl TD
     4.500%, 04/20/30 ...............................      1,000           969
                                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
     (Cost $4,855) ..................................                    4,507
                                                                      --------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.2%)
   Chase Mortgage Finance Corporation,
     Ser 2005-S1, Cl 1A18
     5.500%, 05/25/35 ...............................      1,124         1,112
   Citicorp Mortgage Securities,
     Ser 3, Cl A12
     5.250%, 05/25/34 ...............................        806           772
   Countrywide Home Loans,
     Ser 32, Cl 2A2
     5.000%, 01/25/18 ...............................        284           281

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                         FMC SELECT FUND

April 30, 2007                                                       (Unaudited)

                                                         Face
                                                         Amount       Value
                                                         (000)        (000)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser J9, Cl 2A6
     5.500%, 01/25/35 ...............................     $  467      $    453
   Credit Suisse First Boston Mortgage
     Securities Corporation, Ser CK1, Cl A3
     6.380%, 12/18/35 ...............................        500           517
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
     3.000%, 09/25/32 ...............................         77            70
   Wells Fargo Mortgage Backed Securities Trust,
     Ser 8, Cl A9
     4.500%, 08/25/18 ...............................        500           480
                                                                      --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $3,802)..................................                       3,685
                                                                      --------
EQUIPMENT TRUST OBLIGATIONS (1.1%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
     7.570%, 01/02/21................................        531           590
   Continental Airlines, Ser 1, Cl G2
     6.563%, 02/15/12 ...............................        900           945
   Continental Airlines, Ser 98-3
     6.320%, 11/01/08................................        100           100
   CSX Transportation, Ser 95-A
     7.730%, 03/15/09................................        500           521
   Union Pacific Corp.
     4.698%, 01/02/24................................        146           139
   Union Pacific Railroad, Ser 00-1
     8.000%, 01/10/21................................        914         1,038
                                                                      --------
  TOTAL EQUIPMENT TRUST OBLIGATIONS
     (Cost $3,378) ..................................                    3,333
                                                                      --------
U.S. TREASURY OBLIGATIONS (0.6%)
   U.S. Treasury Bills (A)
     5.072%, 07/12/07 ...............................        140           139
     5.058%, 09/06/07 ...............................      1,605         1,577
     4.964%, 10/18/07 ...............................        120           117
                                                                      --------
   TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $1,833)                                                       1,833
                                                                      --------
COMMERCIAL MORTGAGE OBLIGATIONS (0.4%)
   Bear Stearns Commercial Mortgage Securities,
     Ser Top 2, Cl A1
     6.080%, 02/15/35 ...............................        126           127
   Credit Suisse First Boston Mortgage Securities
     Corporation, Ser 1, Cl 3A1
     5.250%, 02/25/35 ...............................      1,000           997
   Morgan Stanley Dean Witter Capital,
     Ser Top 1, Cl A2
     6.320%, 02/15/33 ...............................         57            57
                                                                      --------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
   (Cost $1,185).....................................                    1,181
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                         FMC SELECT FUND

April 30, 2007                                                       (Unaudited)

                                                         Face
                                                         Amount       Value
                                                      (000)/Shares    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)
   Federal Home Loan Mortgage Corporation
     6.100%, 09/06/16 ...............................     $  250      $    250
   NIH Neuroscience Center, Ser B
     6.680%, 02/15/09 ...............................        258           261
   Private Export Funding, Ser G
     6.670%, 09/15/09 ...............................        225           234
   Small Business Administration, Ser 97-L
     6.550%, 12/01/17 ...............................        144           149
   Small Business Administration, Ser 98-D
     6.150%, 04/01/18 ...............................        119           122
                                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $755) ....................................                    1,016
                                                                      --------
OTHER ASSET-BACKED OBLIGATION (0.1%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
     6.050%, 01/15/10 ...............................        480           483
                                                                      --------
TOTAL OTHER ASSET-BACKED OBLIGATION
   (Cost $474) ......................................                      483
                                                                      --------
CASH EQUIVALENT (0.1%)
   Dreyfus Government Cash Management Fund,
     Institutional Class, 5.210% (B) ................    447,917           448
                                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $448) ......................................                      448
                                                                      --------

TOTAL INVESTMENTS (98.0%)
     (Cost $213,114) ................................                 $307,823
                                                                      ========

Percentages are based on Net Assets of $314,037.

*    Non-income producing security.
(1) This security is traded on a foreign stock exchange. The total value of such securities at April 30, 2007 was $19,972 and represented 6.4% of net assets.
(A)  The rate reported is the effective yield at time of purchase.
(B)  Rate shown is the 7-day effective yield as of April 30, 2007.
ADR -- American  Depositary  Receipt
Cl -- Class
ESOP -- Employee Stock  Ownership Plan
Ltd. -- Limited
MTN -- Medium Term Note
Ser -- Series



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES                              FMC SELECT FUND

April 30, 2007                                                       (Unaudited)


--------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $213,114).........................     $307,823
   Receivable for Investment Securities Sold....................        5,508
   Receivable for Capital Shares Sold ..........................          107
   Dividends and Interest Receivable ...........................          952
   Other Assets ................................................           26
--------------------------------------------------------------------------------
     Total Assets ..............................................      314,416
--------------------------------------------------------------------------------
Liabilities:
   Payable due to Investment Advisor ...........................          204
   Payable for Capital Shares Redeemed .........................           91
   Payable due to Administrator ................................           28
   Payable due to Trustees and Officers ........................            5
   Other Accrued Expenses ......................................           51
--------------------------------------------------------------------------------
     Total Liabilities .........................................          379
--------------------------------------------------------------------------------
   Net Assets ..................................................     $314,037
================================================================================
Net Assets Consist of:
   Paid-in Capital .............................................     $216,721
   Undistributed Net Investment Income .........................          240
   Accumulated Net Realized Gain on Investments ................        2,364
   Net Unrealized Appreciation on Investments ..................       94,709
   Net Unrealized Appreciation on Foreign Currencies
     and Translation of Other Assets and Liabilities
     Denominated in Foreign Currency ...........................            3
--------------------------------------------------------------------------------
   Net Assets ..................................................     $314,037
================================================================================
Institutional Shares:
   Outstanding Shares of Beneficial Interest
     (unlimited authorization -- no par value) .................   13,272,884(1)
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share ....     $  23.66
================================================================================

(1)  Shares have not been rounded.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                   FMC SELECT FUND

For the Six Month Period Ended April 30, 2007                        (Unaudited)


--------------------------------------------------------------------------------

Investment Income:
   Dividend Income (less foreign taxes withheld of $40).........      $ 1,584
   Interest Income..............................................        1,332
--------------------------------------------------------------------------------
      Total Investment Income...................................        2,916
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.....................................        1,197
   Administration Fees..........................................          168
   Trustees' and Officers' Fees.................................            8
   Transfer Agent Fees..........................................           31
   Professional Fees............................................           30
   Printing Fees................................................           17
   Custodian Fees...............................................           14
   Registration and Filing Fees.................................            8
   Other Expenses...............................................            7
--------------------------------------------------------------------------------
     Total Expenses ............................................        1,480
--------------------------------------------------------------------------------
     Net Investment Income......................................        1,436
--------------------------------------------------------------------------------
Net Realized Gain on Investments................................        2,366
Net Change in Unrealized Appreciation on Investments............       22,522
Net Change in Unrealized Appreciation on Foreign Currencies and
   Translation of Other Assets and Liabilities Denominated in
   Foreign Currencies ..........................................            3
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments and
       Foreign Currency Transactions ...........................       24,891
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations............      $26,327
================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Six Month Period Ended April 30, 2007 (Unaudited)
and the Year Ended October 31, 2006
                                                                            SIX MONTHS                 YEAR
                                                                        NOVEMBER 1, 2006 TO     NOVEMBER 1, 2005 TO
                                                                          APRIL 30, 2007         OCTOBER 31, 2006
--------------------------------------------------------------------------------------------------------------------
Operations:
  Net Investment Income...............................................        $  1,436              $  3,127
  Net Realized Gain on Investments....................................           2,366                 5,773
  Net Change in Unrealized Appreciation on Investments................          22,522                22,108
  Net Change in Unrealized Appreciation on Foreign Currencies
    and Translations of Other Assets and Liabilities Denominated in
    Foreign Currencies................................................               3                    --
---------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations..............          26,327                31,008
---------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
  Net Investment Income ..............................................          (1,399)               (3,133)
  Net Realized Gain...................................................          (5,728)               (8,561)
---------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions ................................          (7,127)              (11,694)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Issued .............................................................          15,168                39,823
  In Lieu of Dividends and Distributions .............................             167                   283
  Redeemed ...........................................................         (19,402)              (40,295)
---------------------------------------------------------------------------------------------------------------
    Net Decrease in Net Assets Derived from Capital Share Transactions          (4,067)                 (189)
---------------------------------------------------------------------------------------------------------------
    Total Increase in Net Assets .....................................          15,133                19,125
---------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year...................................................         298,904               279,779
---------------------------------------------------------------------------------------------------------------
  End of Year.........................................................        $314,037              $298,904
===============================================================================================================
Undistributed Net Investment Income...................................        $    240              $    203
===============================================================================================================
Shares Issued and Redeemed:
  Issued .............................................................             673                 1,879
  In Lieu of Dividends and Distributions .............................               7                    13
  Redeemed ...........................................................            (858)               (1,904)
---------------------------------------------------------------------------------------------------------------
    Net Decrease in Shares Outstanding from
      Capital Share Transactions .....................................            (178)                  (12)
===============================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                            FMC SELECT FUND

For a Share Outstanding Throughout Each Period

For the Six Month Period Ended April 30, 2007 (Unaudited) and for the Years Ended October 31,



            Net
           Asset                Realized and               Dividends    Distributions   Total
          Value,       Net       Unrealized      Total      from Net        from      Dividends
         Beginning  Investment     Gain on        from     Investment     Realized       and
          of Year     Income     Investments   Operations    Income        Gains    Distributions
          -------     ------     -----------   ----------    ------       --------  -------------
2007(3)   $22.22     $0.11(2)       $1.88        $1.99      $(0.11)       $(0.44)      $(0.55)
2006       20.78      0.23(2)        2.07         2.30       (0.23)        (0.63)       (0.86)
2005       20.36      0.21(2)        1.08         1.29       (0.21)        (0.66)       (0.87)
2004       19.48      0.19           1.44         1.63       (0.19)        (0.56)       (0.75)
2003       17.17      0.23           2.58         2.81       (0.24)        (0.26)       (0.50)
2002       17.89      0.22           0.04         0.26       (0.22)        (0.76)       (0.98)

                                                           Ratio
            Net                  Net                      of Net
           Asset               Assets,       Ratio       Investment
           Value,                End      of Expenses      Income     Portfolio
            End     Total      of Year     to Average    to Average    Turnover
          of Year  Return(1)    (000)      Net Assets    Net Assets      Rate
          -------  ---------   --------    ----------    ----------    --------
2007(3)   $23.66     9.06%     $314,037       0.99%        0.96%         6.37%
2006       22.22    11.33       298,904       1.00         1.07         12.74
2005       20.78     6.30       279,779       1.02         0.97         18.43
2004       20.36     8.54       249,200       1.02         0.93         11.36
2003       19.48    16.79       209,069       1.03         1.33         19.95
2002       17.17     1.21       164,398       1.05         1.25         19.72


(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(2) Per share calculations were performed using average shares for the period.
(3)  All ratios for the period have been annualized.






    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2007                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the FMC Select Fund (the "Fund" and together with the FMC Strategic Value Fund, the "Funds"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2007                                                       (Unaudited)

     net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by the Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through First Manhattan Co. (the "Adviser"), a registered broker-dealer affiliated with the Fund for a commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended April 30, 2007, the Adviser received $34,410 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2007                                                       (Unaudited)

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2007, were as follows (000):

Purchases
   U.S. Government ..................    $    --
   Other ............................     20,636
Sales and Maturities
   U.S. Government ..................      1,162
   Other ............................     17,484

7. FEDERAL TAX INFORMATION:


It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital as appropriate, in the period that the differences arise.

These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2006 and 2005 was as follows (000):

                 ORDINARY          LONG-TERM
                  INCOME          CAPITAL GAIN           TOTAL
                ----------        ------------         ---------
2006              $3,504             $8,190            $11,694
2005               4,617              6,181             10,798

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income ...................  $   203
Undistributed Long-Term Capital Gains ...........    5,726
Unrealized Appreciation .........................   72,187
                                                   -------
Total Distributable Earnings ....................  $78,116
                                                   =======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2007, were as follows
(000):

      FEDERAL                                               NET
       TAX          APPRECIATED       DEPRECIATED        UNREALIZED
       COST         SECURITIES        SECURITIES        APPRECIATION
     --------       ----------        -----------      -------------
     $213,114        $101,515           $(6,806)           $94,709

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2007                                                       (Unaudited)

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until after April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after April 30, 2008 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

10. SUBSEQUENT EVENT:

At a May 16, 2007 meeting of the Board of Trustees of the Trust, the Trustees approved a change in the principal investment strategy of the FMC Select Fund to permit the Fund to invest up to 100% of its assets in equity securities. As a result, the Fund will no longer invest a targeted allocation range of its assets in fixed income securities. Consistent with the revised investment strategy, the Fund expects to implement the transition of its portfolio on or about July 1, 2007.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)                          FMC SELECT FUND



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                           BEGINNING       ENDING                      EXPENSES
                            ACCOUNT       ACCOUNT      ANNUALIZED        PAID
                             VALUE         VALUE         EXPENSE        DURING
                            11/01/06      4/30/07         RATIOS        PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00    $1,090.60          0.99%         $5.13
HYPOTHETICAL 5% RETURN      1,000.00     1,019.89          0.99           4.96
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE INVESTMENT ADVISORY AGREEMENT                                    (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 14-15, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives reviewed the Adviser's compliance program and best execution and commission levels. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE INVESTMENT ADVISORY AGREEMENT                                    (UNAUDITED)

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding, and led a discussion of, factors affecting the performance of the Funds over the past year. Based on this information, the Board concluded that the FMC Select Fund's underperformance versus its benchmark for the most recent one year period was due to the fact that the Fund was materially underweighted in the energy, basic industry and raw materials sectors, but had consistently strong performance over the long term, and the Board concluded it was overall satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Funds. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered and were comparable to those of similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

                                     NOTES

                                     NOTES

                                     NOTES

================================================================================

                                FMC SELECT FUND
                                P.O. BOX 219009
                           KANSAS CITY, MO 64121-9009



                                    ADVISER:
                              FIRST MANHATTAN CO.
                               437 MADISON AVENUE
                               NEW YORK, NY 10022



                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 OAKS, PA 19456



                                 ADMINISTRATOR:
                     SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 OAKS, PA 19456



                                 LEGAL COUNSEL:
                          MORGAN, LEWIS & BOCKIUS LLP
                          1111 PENNSYLVANIA AVE., N.W.
                              WASHINGTON, DC 20036



This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-SA-002-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.